UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 121.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 2.3%

Booz Allen Hamilton, Inc.
	1,147	Term Loan, 6.00%, Maturing July 31, 2015	$1,152,000

DAE Aviation Holdings, Inc.
	1,540	Term Loan, 4.09%, Maturing July 31, 2014	1,475,861
	1,582	Term Loan, 4.09%, Maturing July 31, 2014	1,516,321
Delos Aircraft, Inc.
	1,450	Term Loan, 7.00%, Maturing March 15, 2016	1,470,663
Evergreen International Aviation
	4,439	Term Loan, 10.50%, Maturing October 31, 2011(2)	4,172,928
Hawker Beechcraft Acquisition
	4,452	Term Loan, 2.28%, Maturing March 26, 2014	3,833,962
	242	Term Loan, 2.29%, Maturing March 26, 2014	208,211
Hexcel Corp.
	1,149	Term Loan, 6.50%, Maturing May 21, 2014	1,157,726
IAP Worldwide Services, Inc.
	547	Term Loan, 9.25%, Maturing December 30, 2012(2)	521,962
International Lease Finance Co.
	2,000	Term Loan, 6.75%, Maturing March 15, 2015	2,041,500
Spirit AeroSystems, Inc.
	2,641	Term Loan, 2.05%, Maturing December 31, 2011	2,615,552
TransDigm, Inc.
	4,000	Term Loan, 2.28%, Maturing June 23, 2013	3,948,332
Vought Aircraft Industries, Inc.
	1,481	Revolving Loan, 0.50%, Maturing December 22, 2010(3)	1,437,037
	667	Term Loan, 7.50%, Maturing December 17, 2011	668,750
	1,080	Term Loan, 7.50%, Maturing December 17, 2011	1,083,886
	428	Term Loan, 7.50%, Maturing December 22, 2011	429,464
Wesco Aircraft Hardware Corp.
	1,913	Term Loan, 2.53%, Maturing September 29, 2013	1,883,126
	1,000	Term Loan - Second Lien, 6.03%, Maturing September 29, 2014	973,750

			$30,591,031

Air Transport — 0.2%

Delta Air Lines, Inc.
	2,820	Term Loan - Second Lien, 3.55%, Maturing April 30, 2014	$2,645,606

			$2,645,606

Automotive — 5.0%

Accuride Corp.
	5,855	Term Loan, 9.75%, Maturing June 30, 2013	$5,886,719
Adesa, Inc.
	7,880	Term Loan, 3.03%, Maturing October 18, 2013	7,745,249
Allison Transmission, Inc.
	854	Term Loan, 3.01%, Maturing August 7, 2014	818,775
Dayco Products, LLC
	500	Term Loan, 10.00%, Maturing November 12, 2012	490,000
	1,000	Term Loan, 10.00%, Maturing November 12, 2012	990,000
	1,084	Term Loan, 10.50%, Maturing November 13, 2014	1,083,824
	160	Term Loan, 12.50%, Maturing November 13, 2014(2)	147,549
Federal-Mogul Corp.
	9,126	Term Loan, 2.19%, Maturing December 27, 2014	8,365,421
	5,586	Term Loan, 2.20%, Maturing December 27, 2015	5,120,160
Financiere Truck (Investissement)
EUR	561	Term Loan, 3.22%, Maturing February 15, 2012	472,426
Ford Motor Co.
	2,494	Term Loan, 3.26%, Maturing December 16, 2013	2,404,227
	8,303	Term Loan, 3.28%, Maturing December 16, 2013	8,031,792
Fraikin, Ltd.
GBP	690	Term Loan, 0.79%, Maturing February 15, 2012(3)	668,045
GBP	306	Term Loan, 3.00%, Maturing February 15, 2012	296,157
Goodyear Tire & Rubber Co.
	13,299	Term Loan - Second Lien, 2.24%, Maturing April 30, 2014	12,740,723
HHI Holdings, LLC
	1,000	Term Loan, 10.50%, Maturing March 30, 2015	1,016,563
Keystone Automotive Operations, Inc.
	4,426	Term Loan, 3.78%, Maturing January 12, 2012	3,873,153
Locafroid Services S.A.S.
EUR	132	Term Loan, 3.22%, Maturing February 15, 2012	110,784
Tenneco Automotive, Inc.
	3,125	Term Loan, 5.25%, Maturing March 17, 2014	3,136,719
TriMas Corp.
	375	Term Loan, 6.00%, Maturing August 2, 2011	369,375
	1,568	Term Loan, 6.00%, Maturing December 15, 2015	1,544,603
United Components, Inc.
	2,521	Term Loan, 2.25%, Maturing June 30, 2010	2,464,261

			$67,776,525

Beverage and Tobacco — 0.2%

Culligan International Co.
EUR	1,400	Term Loan - Second Lien, 5.15%, Maturing May 31, 2013	$953,762

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Beverage and Tobacco (continued)

Van Houtte, Inc.
	233	Term Loan, 2.79%, Maturing July 11, 2014	$225,341
	1,708	Term Loan, 2.79%, Maturing July 11, 2014	1,652,499

			$2,831,602

Building and Development — 2.9%

401 North Wabash Venture, LLC
	1,896	Term Loan, 0.00%, Maturing May 7, 2009(4)	$1,440,651
AIMCO Properties, L.P.
	787	Term Loan, 1.76%, Maturing March 23, 2011	783,562
Beacon Sales Acquisition, Inc.
	1,850	Term Loan, 2.28%, Maturing September 30, 2013	1,822,554
Brickman Group Holdings, Inc.
	2,402	Term Loan, 2.29%, Maturing January 23, 2014	2,354,089
Epco/Fantome, LLC
	4,284	Term Loan, 2.89%, Maturing November 23, 2010	4,112,640
Forestar USA Real Estate Group, Inc.
	666	Revolving Loan, 0.53%, Maturing December 1, 2010(3)	636,172
	6,106	Term Loan, 5.11%, Maturing December 1, 2010	6,014,539
Lafarge Roofing
	1,100	Term Loan, 3.25%, Maturing July 16, 2014(2)	843,074
EUR	362	Term Loan, 5.00%, Maturing April 16, 2015(2)	366,595
Materis
EUR	819	Term Loan, 3.03%, Maturing April 27, 2014	916,611
EUR	872	Term Loan, 3.16%, Maturing April 27, 2015	975,998
Mueller Water Products, Inc.
	1,820	Term Loan, 5.33%, Maturing May 23, 2014	1,826,957
NCI Building Systems, Inc.
	1,114	Term Loan, 8.00%, Maturing June 18, 2010	1,100,465
Panolam Industries Holdings, Inc.
	3,805	Term Loan, 8.25%, Maturing December 31, 2013	3,557,981
Re/Max International, Inc.
	4,450	Term Loan, 5.50%, Maturing April 16, 2016	4,461,125
Realogy Corp.
	2,556	Term Loan, 3.29%, Maturing October 10, 2013	2,322,899
	414	Term Loan, 3.38%, Maturing October 10, 2013	376,016
South Edge, LLC
	4,475	Term Loan, 0.00%, Maturing October 31, 2009(4)	2,036,125
WCI Communities, Inc.
	1,349	Term Loan, 10.00%, Maturing September 3, 2014(2)	1,308,415
	1,668	Term Loan, 10.07%, Maturing September 3, 2014	1,665,486

			$38,921,954

Business Equipment and Services — 10.0%

Activant Solutions, Inc.
	2,008	Term Loan, 2.31%, Maturing May 1, 2013	$1,924,821
Advantage Sales & Marketing, Inc.
	6,780	Term Loan, 2.26%, Maturing March 29, 2013	6,779,863
	2,825	Term Loan, Maturing April 7, 2016(5)	2,810,875
Affinion Group, Inc.
	8,750	Term Loan, 5.00%, Maturing October 8, 2016	8,706,250
Allied Barton Security Services
	1,425	Term Loan, 6.75%, Maturing February 21, 2015	1,438,230
Dealer Computer Services, Inc.
	4,375	Term Loan, Maturing April 16, 2017(5)	4,375,000
Education Management, LLC
	5,616	Term Loan, 2.06%, Maturing June 1, 2013	5,505,324
First American Corp.
	2,175	Term Loan, 4.75%, Maturing April 9, 2016	2,190,634
Info USA, Inc.
	797	Term Loan, 2.05%, Maturing February 14, 2012	794,800
Intergraph Corp.
	837	Term Loan, 4.50%, Maturing May 29, 2014	835,544
	1,375	Term Loan, 6.00%, Maturing May 29, 2014	1,382,448
	2,000	Term Loan - Second Lien, 6.25%, Maturing November 29, 2014	2,010,000
iPayment, Inc.
	3,500	Term Loan, 2.28%, Maturing May 10, 2013	3,358,626
Kronos, Inc.
	2,475	Term Loan, 2.29%, Maturing June 11, 2014	2,388,944
Language Line, Inc.
	4,713	Term Loan, 5.50%, Maturing October 30, 2015	4,740,680
Mitchell International, Inc.
	1,000	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	852,500
NE Customer Service
	4,125	Term Loan, 6.00%, Maturing March 5, 2016	4,114,259
Protection One, Inc.
	434	Term Loan, 2.53%, Maturing March 31, 2012	434,764
	2,458	Term Loan, 6.25%, Maturing March 31, 2014	2,463,980
Quantum Corp.
	663	Term Loan, 3.79%, Maturing July 12, 2014	645,873
Quintiles Transnational Corp.
	4,572	Term Loan, 2.30%, Maturing March 31, 2013	4,499,459
RiskMetrics Group Holdings, LLC
	2,497	Term Loan, 2.29%, Maturing January 11, 2014	2,489,264
Sabre, Inc.
	12,767	Term Loan, 2.30%, Maturing September 30, 2014	12,164,477
Safenet, Inc.
	2,992	Term Loan, 2.76%, Maturing April 12, 2014	2,891,317

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Serena Software, Inc.
	2,708	Term Loan, 2.25%, Maturing March 10, 2013	$2,624,233
Sitel (Client Logic)
	3,293	Term Loan, 5.79%, Maturing January 29, 2014	3,259,916
Solera Holdings, LLC
	2,568	Term Loan, 2.06%, Maturing May 15, 2014	2,530,968
SunGard Data Systems, Inc.
	611	Term Loan, 2.00%, Maturing February 28, 2014	591,702
	1,675	Term Loan, 6.75%, Maturing February 28, 2014	1,683,919
	17,251	Term Loan, 3.88%, Maturing February 28, 2016	17,181,252
Ticketmaster
	1,886	Term Loan, 7.00%, Maturing July 22, 2014	1,905,162
Transaction Network Service, Inc.
	954	Term Loan, 6.00%, Maturing November 18, 2015	962,192
Travelport, LLC
	2,741	Term Loan, 2.79%, Maturing August 23, 2013	2,668,420
	3,890	Term Loan, 2.79%, Maturing August 23, 2013	3,794,209
	7,073	Term Loan, 2.79%, Maturing August 23, 2013	6,885,730
EUR	1,053	Term Loan, 3.14%, Maturing August 23, 2013	1,361,007
Valassis Communications, Inc.
	1,313	Term Loan, 2.25%, Maturing March 2, 2014	1,305,834
West Corp.
	3,640	Term Loan, 2.64%, Maturing October 24, 2013	3,557,736
	5,287	Term Loan, 4.14%, Maturing July 15, 2016	5,270,502

			$135,380,714

Cable and Satellite Television — 9.8%

Atlantic Broadband Finance, LLC
	5,148	Term Loan, 6.75%, Maturing June 8, 2013	$5,171,713
	191	Term Loan, 2.55%, Maturing September 1, 2013	189,608
Bresnan Broadband Holdings, LLC
	2,970	Term Loan, 2.26%, Maturing March 29, 2014	2,936,588
	1,433	Term Loan, 2.31%, Maturing March 29, 2014	1,416,414
Cequel Communications, LLC
	12,914	Term Loan, 2.29%, Maturing November 5, 2013	12,704,449
	3,000	Term Loan - Second Lien, 4.75%, Maturing May 5, 2014	3,012,000
Charter Communications Operating, Inc.
	18,437	Term Loan, 2.30%, Maturing March 6, 2014	17,528,157
CSC Holdings, Inc.
	9,216	Term Loan, 2.00%, Maturing March 29, 2016	9,197,070
DirectTV Holdings, LLC
	1,677	Term Loan, 1.77%, Maturing April 13, 2013	1,679,801
Foxco Acquisition Sub., LLC
	2,294	Term Loan, 7.50%, Maturing July 14, 2015	2,285,520
Insight Midwest Holdings, LLC
	7,838	Term Loan, 2.27%, Maturing April 6, 2014	7,675,241
Kabel Deutschland Gmbh
EUR	2,000	Term Loan, 3.66%, Maturing March 31, 2014	2,626,285
MCC Iowa, LLC
	1,901	Term Loan, 2.01%, Maturing January 31, 2015	1,833,312
Mediacom Broadband, LLC
	3,375	Term Loan, Maturing October 20, 2017(5)	3,377,531
Mediacom Illinois, LLC
	5,830	Term Loan, 2.01%, Maturing January 31, 2015	5,606,978
Mediacom, LLC
	1,925	Term Loan, 4.50%, Maturing October 20, 2017	1,926,806
ProSiebenSat.1 Media AG
EUR	2,909	Term Loan, 2.41%, Maturing June 26, 2014	3,474,938
EUR	1,685	Term Loan, 2.41%, Maturing July 2, 2014	2,012,564
EUR	1,072	Term Loan, 3.34%, Maturing March 2, 2015	1,149,020
EUR	263	Term Loan, 2.54%, Maturing June 26, 2015	321,177
EUR	6,272	Term Loan, 2.54%, Maturing June 26, 2015	7,660,120
EUR	1,072	Term Loan, 3.59%, Maturing March 2, 2016	1,149,020
San Juan Cable, LLC
	958	Term Loan, 2.05%, Maturing October 31, 2012	918,839
UPC Broadband Holding B.V.
	1,593	Term Loan, 2.18%, Maturing December 31, 2014	1,554,953
	1,864	Term Loan, 3.93%, Maturing December 31, 2016	1,844,084
EUR	9,221	Term Loan, 4.15%, Maturing December 31, 2016	11,719,979
EUR	5,930	Term Loan, 4.99%, Maturing December 31, 2017	7,617,503
Virgin Media Investment Holding
GBP	2,000	Term Loan, Maturing June 30, 2015(5)	3,034,761
GBP	3,500	Term Loan, 4.41%, Maturing December 31, 2015	5,320,273
YPSO Holding SA
EUR	961	Term Loan, 4.16%, Maturing July 28, 2014(2)	1,087,100
EUR	1,568	Term Loan, 4.16%, Maturing July 28, 2014(2)	1,773,690
EUR	2,491	Term Loan, 4.16%, Maturing July 28, 2014(2)	2,816,926

			$132,622,420

Chemicals and Plastics — 7.6%

Arizona Chemical, Inc.
	837	Term Loan, 2.25%, Maturing February 28, 2013	$827,028
Brenntag Holding GmbH and Co. KG
	3,537	Term Loan, 4.03%, Maturing December 23, 2013	3,545,606
	521	Term Loan, 4.07%, Maturing December 23, 2013	522,627
EUR	2,071	Term Loan, 4.58%, Maturing December 23, 2013	2,755,212
EUR	377	Term Loan, 4.89%, Maturing December 23, 2014	501,533
EUR	486	Term Loan, 4.97%, Maturing December 23, 2014	646,474
	1,000	Term Loan - Second Lien, 6.47%, Maturing December 23, 2015	1,003,500

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

British Vita UK, Ltd.
EUR	969	Term Loan, 5.76%, Maturing June 30, 2014(2)	$1,257,497
Celanese Holdings, LLC
	2,500	Term Loan, 2.00%, Maturing April 2, 2014	2,451,562
	9,088	Term Loan, 2.04%, Maturing April 2, 2014	8,922,600
Chemtura Corp.
	1,600	DIP Loan, 6.00%, Maturing March 22, 2011	1,612,000
Cognis GmbH
EUR	615	Term Loan, 2.65%, Maturing September 15, 2013	804,304
EUR	2,510	Term Loan, 2.65%, Maturing September 15, 2013	3,280,993
Columbian Chemicals Acquisition
	424	Term Loan, 6.31%, Maturing March 16, 2013	409,426
Ferro Corp.
	4,442	Term Loan, 6.29%, Maturing June 6, 2012	4,431,026
Hexion Specialty Chemicals, Inc.
	1,366	Term Loan, 4.06%, Maturing May 5, 2015	1,318,470
	3,083	Term Loan, 4.06%, Maturing May 5, 2015	2,976,526
	3,890	Term Loan, 4.06%, Maturing May 5, 2015	3,695,500
EUR	733	Term Loan, 4.39%, Maturing May 5, 2015	892,889
Huntsman International, LLC
	5,143	Term Loan, 2.06%, Maturing August 16, 2012	4,962,513
INEOS Group
EUR	2,542	Term Loan, 4.90%, Maturing December 14, 2011	3,378,386
EUR	306	Term Loan, 5.40%, Maturing December 14, 2011	406,237
EUR	2,648	Term Loan, 5.40%, Maturing December 14, 2011	3,519,838
EUR	412	Term Loan, 9.75%, Maturing December 14, 2011	547,689
	1,425	Term Loan, 7.00%, Maturing December 14, 2012	1,445,976
	2,525	Term Loan, 9.50%, Maturing December 14, 2013	2,526,229
	2,459	Term Loan, 8.00%, Maturing December 14, 2014	2,459,482
EUR	1,000	Term Loan - Second Lien, 6.40%, Maturing December 14, 2012	1,322,795
ISP Chemco, Inc.
	6,601	Term Loan, 2.06%, Maturing June 4, 2014	6,441,217
Kraton Polymers, LLC
	3,741	Term Loan, 2.31%, Maturing May 12, 2013	3,609,434
Lyondell Chemical Co.
	1,550	Term Loan, 5.50%, Maturing March 14, 2016	1,557,462
MacDermid, Inc.
EUR	1,035	Term Loan, 2.62%, Maturing April 12, 2014	1,260,729
Millenium Inorganic Chemicals
	3,907	Term Loan, 2.54%, Maturing April 30, 2014	3,687,274
Momentive Performance Material
	4,690	Term Loan, 2.56%, Maturing December 4, 2013	4,457,522
Nalco Co.
	1,315	Term Loan, 6.50%, Maturing May 6, 2016	1,327,940
	998	Term Loan, 2.02%, Maturing May 13, 2016	994,004
Rockwood Specialties Group, Inc.
	7,717	Term Loan, 6.00%, Maturing May 15, 2014	7,783,345
Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.01%, Maturing November 16, 2015	254,000
EUR	824	Term Loan, 5.01%, Maturing November 16, 2015	724,202
EUR	887	Term Loan, 5.01%, Maturing November 16, 2015	779,312
Solutia, Inc.
	1,750	Revolving Loan, 0.79%, Maturing March 12, 2015(3)	1,627,500
	6,225	Term Loan, 4.75%, Maturing March 12, 2017	6,276,226

			$103,204,085

Clothing / Textiles — 0.2%

Hanesbrands, Inc.
	2,349	Term Loan, 5.25%, Maturing December 10, 2015	$2,378,544

			$2,378,544

Conglomerates — 2.6%

Aquilex Holdings, LLC
	1,000	Term Loan, 6.25%, Maturing March 26, 2016	$1,007,500
Doncasters (Dunde HoldCo 4 Ltd.)
	1,307	Term Loan, 4.27%, Maturing July 13, 2015	1,165,358
GBP	581	Term Loan, 4.56%, Maturing July 13, 2015	796,115
	1,307	Term Loan, 4.77%, Maturing July 13, 2015	1,165,358
GBP	581	Term Loan, 5.06%, Maturing July 13, 2015	796,114
Gentek Holding, LLC
	823	Term Loan, 7.00%, Maturing October 29, 2014	828,853
Jarden Corp.
	643	Term Loan, 2.04%, Maturing January 24, 2012	640,621
	2,724	Term Loan, 2.04%, Maturing January 24, 2012	2,716,495
	986	Term Loan, 2.79%, Maturing January 24, 2012	986,421
Johnson Diversey, Inc.
	1,945	Term Loan, 5.50%, Maturing November 24, 2015	1,962,145
Manitowoc Company, Inc. (The)
	4,036	Term Loan, 7.50%, Maturing November 6, 2014	4,051,568
Polymer Group, Inc.
	5,374	Term Loan, 7.00%, Maturing November 22, 2014	5,421,403
RBS Global, Inc.
	1,062	Term Loan, 2.56%, Maturing July 19, 2013	1,026,152
	4,878	Term Loan, 2.81%, Maturing July 19, 2013	4,774,214
RGIS Holdings, LLC
	252	Term Loan, 2.79%, Maturing April 30, 2014	239,528
	5,049	Term Loan, 2.79%, Maturing April 30, 2014	4,790,558
US Investigations Services, Inc.
	1,950	Term Loan, 3.27%, Maturing February 21, 2015	1,823,133

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Conglomerates (continued)

Vertrue, Inc.
	978	Term Loan, 3.30%, Maturing August 16, 2014	$834,054

			$35,025,590

Containers and Glass Products — 3.9%

Berry Plastics Corp.
	6,057	Term Loan, 2.26%, Maturing April 3, 2015	$5,674,428
Consolidated Container Co.
	833	Term Loan, 2.50%, Maturing March 28, 2014	788,952
	1,500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,353,750
Crown Americas, Inc.
	1,320	Term Loan, 2.00%, Maturing November 15, 2012	1,307,350
EUR	960	Term Loan, 2.15%, Maturing November 15, 2012	1,246,237
Graham Packaging Holdings Co.
	3,559	Term Loan, 2.50%, Maturing October 7, 2011	3,540,557
	6,889	Term Loan, 6.75%, Maturing April 5, 2014	6,955,830
Graphic Packaging International, Inc.
	5,474	Term Loan, 2.30%, Maturing May 16, 2014	5,400,868
	1,754	Term Loan, 3.04%, Maturing May 16, 2014	1,748,727
JSG Acquisitions
EUR	1,528	Term Loan, 3.93%, Maturing December 31, 2014	2,030,162
EUR	1,511	Term Loan, 4.08%, Maturing December 31, 2014	2,006,951
OI European Group B.V.
EUR	3,790	Term Loan, 1.90%, Maturing June 14, 2013	4,913,732
Owens-Brockway Glass Container
	4,738	Term Loan, 1.75%, Maturing June 14, 2013	4,699,600
Reynolds Group Holdings, Inc.
	2,286	Term Loan, 6.25%, Maturing November 5, 2015	2,300,482
Smurfit-Stone Container Corp.
	3,569	Revolving Loan, 2.90%, Maturing July 28, 2010	3,586,803
	1,187	Revolving Loan, 3.05%, Maturing July 28, 2010	1,192,487
	466	Term Loan, 2.50%, Maturing November 1, 2011	464,523
	817	Term Loan, 2.50%, Maturing November 1, 2011	813,097
	1,540	Term Loan, 2.50%, Maturing November 1, 2011	1,536,407
	718	Term Loan, 4.50%, Maturing November 1, 2011	714,480

			$52,275,423

Cosmetics / Toiletries — 0.7%

Alliance Boots Holdings, Ltd.
GBP	1,000	Term Loan, Maturing July 5, 2015(5)	$1,436,609
EUR	2,000	Term Loan, Maturing July 5, 2015(5)	2,527,536
American Safety Razor Co.
	1,000	Term Loan - Second Lien, 10.50%, Maturing July 31, 2014	591,667
Bausch & Lomb, Inc.
	606	Term Loan, 3.54%, Maturing April 30, 2015	594,034
	2,497	Term Loan, 3.54%, Maturing April 30, 2015	2,449,410
Prestige Brands, Inc.
	2,000	Term Loan, 4.75%, Maturing March 17, 2016	2,020,000

			$9,619,256

Drugs — 0.8%

Graceway Pharmaceuticals, LLC
	5,069	Term Loan, 3.02%, Maturing May 3, 2012	$4,325,663
	1,000	Term Loan - Second Lien, 6.77%, Maturing May 3, 2013	572,500
Pharmaceutical Holdings Corp.
	610	Term Loan, 3.53%, Maturing January 30, 2012	600,602
Warner Chilcott Corp.
	1,704	Term Loan, 5.50%, Maturing October 30, 2014	1,708,154
	784	Term Loan, 5.75%, Maturing April 30, 2015	786,475
	1,297	Term Loan, 5.75%, Maturing April 30, 2015	1,300,259
	1,306	Term Loan, 5.75%, Maturing April 30, 2015	1,309,624

			$10,603,277

Ecological Services and Equipment — 1.3%

Blue Waste B.V. (AVR Acquisition)
EUR	2,000	Term Loan, 2.66%, Maturing April 1, 2015	$2,526,426
Environmental Systems Products Holdings, Inc.
	191	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	185,978
Kemble Water Structure, Ltd.
GBP	8,500	Term Loan - Second Lien, 4.88%, Maturing October 13, 2013	11,688,633
Sensus Metering Systems, Inc.
	2,982	Term Loan, 7.00%, Maturing June 3, 2013	2,985,400

			$17,386,437

Electronics / Electrical — 4.1%

Aspect Software, Inc.
	3,270	Term Loan, 3.31%, Maturing July 11, 2011	$3,257,330
Christie/Aix, Inc.
	1,775	Term Loan, Maturing April 22, 2016(5)	1,779,437
FCI International S.A.S.
	497	Term Loan, 3.67%, Maturing November 1, 2013	471,733
	516	Term Loan, 3.67%, Maturing November 1, 2013	489,999
	516	Term Loan, 3.67%, Maturing November 1, 2013	489,999
	497	Term Loan, 3.67%, Maturing November 1, 2013	471,733

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

Freescale Semiconductor, Inc.
	4,452	Term Loan, 4.50%, Maturing December 1, 2016	$4,286,253
Infor Enterprise Solutions Holdings
	7,832	Term Loan, 6.03%, Maturing December 1, 2013	7,606,504
	500	Term Loan, 5.77%, Maturing March 2, 2014	415,000
EUR	1,935	Term Loan, 5.37%, Maturing July 28, 2015	2,447,538
	4,086	Term Loan, 6.03%, Maturing July 28, 2015	3,963,503
Network Solutions, LLC
	1,819	Term Loan, 2.55%, Maturing March 7, 2014	1,739,869
Open Solutions, Inc.
	5,409	Term Loan, 2.45%, Maturing January 23, 2014	4,888,138
Sensata Technologies Finance Co.
	7,559	Term Loan, 2.08%, Maturing April 27, 2013	7,311,432
Spansion, LLC
	2,000	Term Loan, 7.75%, Maturing January 8, 2015	2,027,500
Spectrum Brands, Inc.
	440	Term Loan, 8.00%, Maturing March 30, 2013	439,678
	8,505	Term Loan, 8.00%, Maturing March 30, 2013	8,507,148
VeriFone, Inc.
	224	Term Loan, 3.03%, Maturing October 31, 2013	220,394
Vertafore, Inc.
	4,791	Term Loan, 5.50%, Maturing July 31, 2014	4,659,627

			$55,472,815

Equipment Leasing — 0.7%

AWAS Capital, Inc.
	4,213	Term Loan, 2.06%, Maturing March 22, 2013	$3,974,088
Hertz Corp.
	4,256	Term Loan, 2.01%, Maturing December 21, 2012	4,209,906
	785	Term Loan, 2.02%, Maturing December 21, 2012	776,634

			$8,960,628

Farming / Agriculture — 0.5%

CF Industries, Inc.
	5,550	Term Loan, 5.75%, Maturing April 16, 2015	$5,593,013
Wm. Bolthouse Farms, Inc.
	1,700	Term Loan, 5.50%, Maturing January 25, 2016	1,713,282

			$7,306,295

Financial Intermediaries — 2.2%

Citco III, Ltd.
	5,425	Term Loan, 4.43%, Maturing June 30, 2014	$5,262,684
E.A. Viner International Co.
	128	Term Loan, 4.80%, Maturing July 31, 2013	122,893
First Data Corp.
	995	Term Loan, 3.01%, Maturing September 24, 2014	896,960
	995	Term Loan, 3.03%, Maturing September 24, 2014	895,518
	3,985	Term Loan, 3.03%, Maturing September 24, 2014	3,587,707
Grosvenor Capital Management
	1,358	Term Loan, 2.25%, Maturing December 5, 2013	1,248,961
Jupiter Asset Management Group
GBP	1,321	Term Loan, 2.71%, Maturing June 30, 2015	1,930,361
LPL Holdings, Inc.
	11,548	Term Loan, 2.04%, Maturing December 18, 2014	11,266,348
Nuveen Investments, Inc.
	3,262	Term Loan, 3.32%, Maturing November 2, 2014	2,991,571
Oxford Acquisition III, Ltd.
	1,262	Term Loan, 2.31%, Maturing May 24, 2014	1,176,680
RJO Holdings Corp. (RJ O’Brien)
	1,460	Term Loan, 5.26%, Maturing July 31, 2014(2)	987,644

			$30,367,327

Food Products — 2.3%

American Seafoods Group, LLC
	306	Term Loan, 4.02%, Maturing September 30, 2012	$305,153
B&G Foods, Inc.
	1,130	Term Loan, 2.26%, Maturing February 23, 2013	1,129,963
BL Marketing, Ltd.
GBP	1,500	Term Loan, 2.67%, Maturing December 31, 2013	2,207,863
Dean Foods Co.
	8,952	Term Loan, 1.68%, Maturing April 2, 2014	8,778,964
Dole Food Company, Inc.
	312	Term Loan, 7.99%, Maturing April 12, 2013	316,016
	2,455	Term Loan, 5.01%, Maturing March 2, 2017	2,483,984
	988	Term Loan, 5.04%, Maturing March 2, 2017	1,000,094
Pinnacle Foods Finance, LLC
	3,000	Revolving Loan, 0.85%, Maturing April 2, 2013(3)	2,745,000
	10,268	Term Loan, 3.00%, Maturing April 2, 2014	10,021,340
	2,425	Term Loan, 7.50%, Maturing April 2, 2014	2,447,356

			$31,435,733

Food Service — 3.5%

AFC Enterprises, Inc.
	708	Term Loan, 7.00%, Maturing May 11, 2011	$714,993
Aramark Corp.
	6,836	Term Loan, 2.17%, Maturing January 27, 2014	6,727,617
	441	Term Loan, 2.17%, Maturing January 27, 2014	434,353
	12,089	Term Loan, 3.54%, Maturing July 26, 2016	12,035,691
	795	Term Loan, 3.54%, Maturing July 26, 2016	791,527

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

Buffets, Inc.
	303	Term Loan, 7.44%, Maturing November 1, 2013	$295,515
	2,950	Term Loan, Maturing April 21, 2015(5)	2,915,892
	23	Term Loan, 7.39%, Maturing April 22, 2015	22,278
CBRL Group, Inc.
	3,581	Term Loan, 1.75%, Maturing April 27, 2013	3,562,024
	2,165	Term Loan, 2.75%, Maturing April 27, 2016	2,164,545
JRD Holdings, Inc.
	2,002	Term Loan, 2.51%, Maturing June 26, 2014	1,962,961
Maine Beverage Co., LLC
	1,112	Term Loan, 2.04%, Maturing June 30, 2010	1,050,469
NPC International, Inc.
	1,620	Term Loan, 2.05%, Maturing May 3, 2013	1,575,404
OSI Restaurant Partners, LLC
	511	Term Loan, 2.54%, Maturing May 9, 2013	464,647
	5,527	Term Loan, 2.63%, Maturing May 9, 2014	5,021,183
QCE Finance, LLC
	3,879	Term Loan, 5.06%, Maturing May 5, 2013	3,571,066
Sagittarius Restaurants, LLC
	1,111	Term Loan, 9.50%, Maturing March 29, 2013	1,114,018
Selecta
GBP	2,500	Term Loan, 3.22%, Maturing June 28, 2015	3,283,233

			$47,707,416

Food / Drug Retailers — 3.3%

General Nutrition Centers, Inc.
	8,135	Term Loan, 2.54%, Maturing September 16, 2013	$7,923,171
Pantry, Inc. (The)
	733	Term Loan, 2.03%, Maturing May 15, 2014	706,537
	2,547	Term Loan, 2.03%, Maturing May 15, 2014	2,453,954
Rite Aid Corp.
	17,017	Term Loan, 2.01%, Maturing June 1, 2014	15,792,794
	2,438	Term Loan, 6.00%, Maturing June 4, 2014	2,412,626
	2,500	Term Loan, 9.50%, Maturing June 4, 2014	2,614,582
Roundy’s Supermarkets, Inc.
	10,713	Term Loan, 5.83%, Maturing November 3, 2013	10,813,614
	2,000	Term Loan - Second Lien, Maturing April 14, 2016(5)	2,037,500

			$44,754,778

Forest Products — 1.5%

Georgia-Pacific Corp.
	9,711	Term Loan, 2.33%, Maturing December 20, 2012	$9,668,115
	7,465	Term Loan, 2.27%, Maturing December 24, 2012	7,431,887
	3,186	Term Loan, 3.53%, Maturing December 23, 2014	3,197,441

			$20,297,443

Health Care — 12.8%

Alliance Healthcare Services
	3,815	Term Loan, 5.50%, Maturing June 1, 2016	$3,818,616
American Medical Systems
	982	Term Loan, 2.50%, Maturing July 20, 2012	967,124
AMR Holdco, Inc.
	1,000	Term Loan, 3.25%, Maturing April 8, 2015	1,005,313
Ardent Medical Services, Inc.
	2,700	Term Loan, 6.50%, Maturing September 9, 2015	2,672,325
Aveta, Inc.
	2,950	Term Loan, 7.50%, Maturing April 14, 2015	2,905,750
Biomet, Inc.
	8,338	Term Loan, 3.28%, Maturing December 26, 2014	8,235,751
EUR	1,043	Term Loan, 3.50%, Maturing December 26, 2014	1,362,356
Cardinal Health 409, Inc.
	5,908	Term Loan, 2.51%, Maturing January 30, 2012	5,634,695
Carestream Health, Inc.
	6,105	Term Loan, 2.27%, Maturing April 30, 2013	5,953,148
Carl Zeiss Vision Holding GmbH
	3,701	Term Loan, 2.77%, Maturing March 23, 2015	3,117,999
Community Health Systems, Inc.
	1,009	Term Loan, 2.50%, Maturing July 25, 2014	981,734
	19,688	Term Loan, 2.50%, Maturing July 25, 2014	19,164,760
Concentra, Inc.
	2,082	Term Loan, 2.55%, Maturing June 25, 2014	2,008,609
ConMed Corp.
	1,003	Term Loan, 1.78%, Maturing April 13, 2013	953,012
CRC Health Corp.
	1,330	Term Loan, 2.54%, Maturing February 6, 2013	1,270,961
	1,431	Term Loan, 2.54%, Maturing February 6, 2013	1,367,596
Dako EQT Project Delphi
EUR	1,337	Term Loan, 2.52%, Maturing June 12, 2015	1,589,736
DaVita, Inc.
	7,807	Term Loan, 1.77%, Maturing October 5, 2012	7,735,655
DJO Finance, LLC
	892	Term Loan, 3.27%, Maturing May 15, 2014	869,790
Fresenius SE
	364	Term Loan, 4.50%, Maturing September 10, 2014	367,985
	636	Term Loan, 4.50%, Maturing September 10, 2014	644,203

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Harvard Drug Group, LLC
	121	Term Loan, Maturing April 8, 2016(5)	$121,106
	879	Term Loan, Maturing April 8, 2016(5)	880,769
HCA, Inc.
	5,238	Term Loan, 2.54%, Maturing November 18, 2013	5,103,898
	12,561	Term Loan, 3.54%, Maturing March 31, 2017	12,495,835
Health Management Association, Inc.
	10,435	Term Loan, 2.04%, Maturing February 28, 2014	10,124,394
HealthSouth Corp.
	700	Term Loan, 2.50%, Maturing March 10, 2013	651,000
	1,364	Term Loan, 2.51%, Maturing March 10, 2013	1,342,239
	1,122	Term Loan, 4.01%, Maturing September 10, 2015	1,123,191
Iasis Healthcare, LLC
	259	Term Loan, 2.25%, Maturing March 14, 2014	252,339
	955	Term Loan, 2.27%, Maturing March 14, 2014	929,712
	2,759	Term Loan, 2.27%, Maturing March 14, 2014	2,686,338
IM U.S. Holdings, LLC
	3,817	Term Loan, 2.27%, Maturing June 26, 2014	3,756,944
	1,986	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	1,977,908
IMS Health, Inc.
	2,995	Term Loan, 5.25%, Maturing February 26, 2016	3,018,691
inVentiv Health, Inc.
	1,985	Term Loan, 2.05%, Maturing July 6, 2014	1,888,517
Lifepoint Hospitals, Inc.
	2,242	Term Loan, 3.01%, Maturing April 15, 2015	2,236,320
MultiPlan Merger Corp.
	1,033	Term Loan, 3.56%, Maturing April 12, 2013	1,017,556
	1,303	Term Loan, 3.56%, Maturing April 12, 2013	1,283,790
	1,900	Term Loan, 6.00%, Maturing June 30, 2013	1,905,345
Mylan, Inc.
	6,398	Term Loan, 3.56%, Maturing October 2, 2014	6,400,426
National Mentor Holdings, Inc.
	190	Term Loan, 2.30%, Maturing June 29, 2013	175,803
	3,089	Term Loan, 2.30%, Maturing June 29, 2013	2,852,397
Nyco Holdings
EUR	2,299	Term Loan, 2.89%, Maturing December 29, 2014	2,894,388
	1,000	Term Loan, Maturing December 29, 2014(5)	940,357
EUR	2,299	Term Loan, 3.64%, Maturing December 29, 2015	2,894,388
	1,000	Term Loan, Maturing December 29, 2015(5)	940,357
Prime Healthcare Services, Inc.
	5,500	Term Loan, Maturing April 22, 2015(5)	5,390,000
RadNet Management, Inc.
	2,575	Term Loan, 5.75%, Maturing April 6, 2016	2,577,683
ReAble Therapeutics Finance, LLC
	4,329	Term Loan, 2.30%, Maturing November 16, 2013	4,251,780
RehabCare Group, Inc.
	1,995	Term Loan, 6.00%, Maturing November 20, 2015	2,007,469
Select Medical Holdings Corp.
	5,568	Term Loan, 4.00%, Maturing August 5, 2014	5,477,827
Sunrise Medical Holdings, Inc.
EUR	1,166	Term Loan, 8.00%, Maturing May 13, 2014	1,552,459
TZ Merger Sub., Inc. (TriZetto)
	964	Term Loan, 7.50%, Maturing July 24, 2015	971,698
Vanguard Health Holding Co., LLC
	3,800	Term Loan, 5.00%, Maturing January 29, 2016	3,819,790
VWR International, Inc.
	5,298	Term Loan, 2.77%, Maturing June 28, 2013	5,062,073

			$173,631,905

Home Furnishings — 0.8%

Hunter Fan Co.
	1,402	Term Loan, 2.76%, Maturing April 16, 2014	$1,278,493
Interline Brands, Inc.
	717	Term Loan, 2.01%, Maturing June 23, 2013	677,935
	2,635	Term Loan, 2.04%, Maturing June 23, 2013	2,490,383
National Bedding Co., LLC
	3,944	Term Loan, 2.31%, Maturing August 31, 2011	3,843,278
Oreck Corp.
	237	Term Loan, 3.80%, Maturing March 19, 2016(6)	237,283
Sanitec Europe OY
EUR	2,325	Term Loan, 2.50%, Maturing June 25, 2016	2,471,093

			$10,998,465

Industrial Equipment — 2.8%

Bucyrus International, Inc.
	3,100	Term Loan, 4.50%, Maturing February 19, 2016	$3,124,899
CEVA Group PLC U.S.
	3,415	Term Loan, 3.26%, Maturing January 4, 2014	3,107,892
	413	Term Loan, 3.29%, Maturing January 4, 2014	375,974
EUR	258	Term Loan, 3.40%, Maturing January 4, 2014	312,369
EUR	438	Term Loan, 3.40%, Maturing January 4, 2014	530,437
EUR	538	Term Loan, 3.40%, Maturing January 4, 2014	651,911
EUR	435	Term Loan, 3.58%, Maturing January 4, 2014	527,595
EPD Holdings, (Goodyear Engineering Products)
	449	Term Loan, 2.76%, Maturing July 13, 2014	403,387
	3,135	Term Loan, 2.76%, Maturing July 13, 2014	2,816,484
	1,000	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	845,833
Generac Acquisition Corp.
	1,387	Term Loan, 2.79%, Maturing November 7, 2013	1,312,087

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

Gleason Corp.
	2,340	Term Loan, 2.02%, Maturing June 30, 2013	$2,304,692
Jason, Inc.
	1,318	Term Loan, 7.00%, Maturing July 30, 2010	988,678
John Maneely Co.
	5,889	Term Loan, 3.55%, Maturing December 8, 2013	5,676,557
KION Group GmbH
	1,761	Term Loan, 4.02%, Maturing December 23, 2014(2)	1,459,820
EUR	523	Term Loan, 4.15%, Maturing December 23, 2014(2)	586,987
	1,761	Term Loan, 4.27%, Maturing December 23, 2015(2)	1,459,820
EUR	483	Term Loan, 4.40%, Maturing December 23, 2015(2)	542,888
Polypore, Inc.
	8,079	Term Loan, 2.53%, Maturing July 3, 2014	7,896,789
EUR	723	Term Loan, 2.62%, Maturing July 3, 2014	913,956
TFS Acquisition Corp.
	1,975	Term Loan, 14.00%, Maturing August 11, 2013(2)	1,921,011

			$37,760,066

Insurance — 2.4%

Alliant Holdings I, Inc.
	5,000	Term Loan, 0.50%, Maturing August 21, 2012(3)	$4,325,000
	997	Term Loan, 3.29%, Maturing August 21, 2014	956,298
AmWINS Group, Inc.
	1,995	Term Loan, 2.77%, Maturing June 8, 2013	1,871,854
Applied Systems, Inc.
	1,899	Term Loan, 2.77%, Maturing September 26, 2013	1,822,876
CCC Information Services Group, Inc.
	3,920	Term Loan, 2.53%, Maturing February 10, 2013	3,854,318
Conseco, Inc.
	7,167	Term Loan, 7.50%, Maturing October 10, 2013	6,996,951
Crump Group, Inc.
	2,326	Term Loan, 3.28%, Maturing August 4, 2014	2,202,660
Hub International Holdings, Inc.
	859	Term Loan, 2.79%, Maturing June 13, 2014	814,673
	3,821	Term Loan, 2.79%, Maturing June 13, 2014	3,624,362
	1,343	Term Loan, 6.75%, Maturing June 30, 2014	1,345,769
U.S.I. Holdings Corp.
	4,678	Term Loan, 3.05%, Maturing May 4, 2014	4,368,392

			$32,183,153

Leisure Goods / Activities / Movies — 6.0%

24 Hour Fitness Worldwide, Inc.
	1,000	Term Loan, Maturing December 30, 2015(5)	$980,000
AMC Entertainment, Inc.
	4,974	Term Loan, 2.01%, Maturing January 26, 2013	4,865,216
Bombardier Recreational Products
	5,651	Term Loan, 3.25%, Maturing June 28, 2013	5,017,293
Carmike Cinemas, Inc.
	5,787	Term Loan, 5.50%, Maturing January 27, 2016	5,793,207
Cedar Fair, L.P.
	2,676	Term Loan, 2.27%, Maturing August 30, 2012	2,659,385
	3,655	Term Loan, 4.27%, Maturing February 17, 2014	3,654,523
CFV I, LLC/Hicks Sports Group
	172	Term Loan, 9.33%, Maturing July 1, 2010(2)(3)	176,112
Cinemark, Inc.
	9,247	Term Loan, 3.54%, Maturing April 29, 2016	9,259,961
Deluxe Entertainment Services
	163	Term Loan, 6.25%, Maturing January 28, 2011	149,612
	1,525	Term Loan, 6.25%, Maturing January 28, 2011	1,403,340
	96	Term Loan, 6.29%, Maturing January 28, 2011	88,740
Fender Musical Instruments Corp.
	308	Term Loan, 2.50%, Maturing June 9, 2014	273,972
	609	Term Loan, 2.55%, Maturing June 9, 2014	542,367
Formula One (Alpha D2, Ltd.)
	2,400	Term Loan - Second Lien, Maturing June 30, 2014(5)	2,188,908
Metro-Goldwyn-Mayer Holdings, Inc.
	8,746	Term Loan, 0.00%, Maturing April 8, 2012(7)	4,061,650
National CineMedia, LLC
	2,700	Term Loan, 2.01%, Maturing February 13, 2015	2,638,575
Regal Cinemas Corp.
	7,953	Term Loan, 3.79%, Maturing November 10, 2010	7,968,933
Revolution Studios Distribution Co., LLC
	3,486	Term Loan, 4.03%, Maturing December 21, 2014	3,206,945
	2,825	Term Loan - Second Lien, 7.28%, Maturing June 21, 2015	1,977,500
Six Flags Theme Parks, Inc.
	6,125	Term Loan, Maturing February 17, 2016(5)	6,063,750
Southwest Sports Group, LLC
	3,725	Term Loan, 6.75%, Maturing December 22, 2010	3,361,813
Sram, LLC
	1,000	Term Loan, Maturing April 30, 2015(5)	990,000
SW Acquisition Co., Inc.
	4,339	Term Loan, 5.75%, Maturing May 31, 2016	4,374,380
Universal City Development Partners, Ltd.
	6,060	Term Loan, 5.50%, Maturing November 6, 2014	6,101,425
Zuffa, LLC
	2,972	Term Loan, 2.31%, Maturing June 20, 2016	2,881,904

			$80,679,511

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Lodging and Casinos — 4.3%

Ameristar Casinos, Inc.
	3,471	Term Loan, 3.56%, Maturing November 10, 2012	$3,469,476
Choctaw Resort Development Enterprise
	886	Term Loan, 7.25%, Maturing November 4, 2011	881,234
Full Moon Holdco 3, Ltd.
GBP	500	Term Loan, 4.35%, Maturing November 20, 2014	667,102
GBP	500	Term Loan, 4.85%, Maturing November 20, 2015	667,102
Gala Electric Casinos, Ltd.
GBP	2,244	Term Loan, 3.68%, Maturing December 12, 2013	3,246,886
GBP	2,256	Term Loan, 4.17%, Maturing December 12, 2014	3,264,289
Harrah’s Operating Co.
	3,622	Term Loan, 3.32%, Maturing January 28, 2015	3,195,031
	998	Term Loan, 9.50%, Maturing October 31, 2016	1,037,608
Herbst Gaming, Inc.
	2,438	Term Loan, 0.00%, Maturing December 2, 2011(7)	1,543,341
	4,529	Term Loan, 0.00%, Maturing December 2, 2011(7)	2,866,546
Isle of Capri Casinos, Inc.
	1,475	Term Loan, 5.00%, Maturing November 30, 2013	1,444,121
	1,918	Term Loan, 5.00%, Maturing November 30, 2013	1,878,439
	4,795	Term Loan, 5.00%, Maturing November 30, 2013	4,696,098
LodgeNet Entertainment Corp.
	3,743	Term Loan, 2.30%, Maturing April 4, 2014	3,593,003
New World Gaming Partners, Ltd.
	3,295	Term Loan, 2.80%, Maturing June 30, 2014	3,185,621
	667	Term Loan, 4.79%, Maturing June 30, 2014	645,230
Penn National Gaming, Inc.
	8,919	Term Loan, 2.02%, Maturing October 3, 2012	8,842,383
Tropicana Entertainment, Inc.
	210	Term Loan, 15.00%, Maturing December 29, 2012	235,358
Venetian Casino Resort/Las Vegas Sands, Inc.
	2,810	Term Loan, 2.05%, Maturing May 14, 2014	2,661,551
	11,125	Term Loan, 2.05%, Maturing May 23, 2014	10,537,845

			$58,558,264

Nonferrous Metals / Minerals — 1.0%

Euramax International, Inc.
EUR	707	Term Loan, 10.00%, Maturing June 29, 2013	$830,605
	1,079	Term Loan, 10.00%, Maturing June 29, 2013	951,853
EUR	732	Term Loan, 14.00%, Maturing June 29, 2013(2)	859,752
	1,105	Term Loan, 14.00%, Maturing June 29, 2013(2)	975,057
Noranda Aluminum Acquisition
	1,083	Term Loan, 2.27%, Maturing May 18, 2014	1,066,494
Novelis, Inc.
	1,921	Term Loan, 2.28%, Maturing June 28, 2014	1,863,661
	4,226	Term Loan, 2.29%, Maturing June 28, 2014	4,100,253
Oxbow Carbon and Mineral Holdings
	3,703	Term Loan, 2.29%, Maturing May 8, 2014	3,637,015

			$14,284,690

Oil and Gas — 3.1%

Atlas Pipeline Partners, L.P.
	3,150	Term Loan, 6.75%, Maturing July 27, 2014	$3,149,171
Big West Oil, LLC
	1,054	Term Loan, 4.50%, Maturing May 1, 2014	1,047,625
	1,324	Term Loan, 4.50%, Maturing May 1, 2014	1,317,014
Dresser, Inc.
	5,714	Term Loan, 2.50%, Maturing May 4, 2014	5,573,704
Dynegy Holdings, Inc.
	1,045	Term Loan, 4.03%, Maturing April 2, 2013	1,028,706
	8,083	Term Loan, 4.03%, Maturing April 2, 2013	7,957,536
Energy Transfer Equity, L.P.
	2,825	Term Loan, 2.01%, Maturing February 8, 2012	2,807,850
Enterprise GP Holdings, L.P.
	3,259	Term Loan, 2.53%, Maturing October 31, 2014	3,240,171
Hercules Offshore, Inc.
	3,745	Term Loan, 6.00%, Maturing July 11, 2013	3,645,621
Precision Drilling Corp.
	878	Term Loan, 4.26%, Maturing December 23, 2013	864,489
SemGroup Corp.
	2,497	Term Loan, 7.50%, Maturing June 30, 2011	2,491,179
	2,673	Term Loan, 7.60%, Maturing November 27, 2013	2,672,789
Sheridan Production Partners I, LLC
	255	Term Loan, 7.75%, Maturing April 20, 2017	255,088
	418	Term Loan, 7.75%, Maturing April 20, 2017	417,625
	3,152	Term Loan, 7.75%, Maturing April 20, 2017	3,151,691
Targa Resources, Inc.
	1,191	Term Loan, 6.00%, Maturing July 5, 2016	1,197,228
Volnay Acquisition Co.
	1,880	Term Loan, 3.45%, Maturing January 12, 2014	1,865,167

			$42,682,654

Publishing — 5.8%

American Media Operations, Inc.
	4,731	Term Loan, 10.00%, Maturing January 31, 2013(2)	$4,595,067
Aster Zweite Beteiligungs GmbH
	2,475	Term Loan, 2.59%, Maturing September 27, 2013	2,320,312
Black Press US Partnership
	617	Term Loan, 2.25%, Maturing August 2, 2013	548,986
	1,016	Term Loan, 2.25%, Maturing August 2, 2013	904,213

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

GateHouse Media Operating, Inc.
	2,058	Term Loan, 2.26%, Maturing August 28, 2014	$1,018,522
	4,828	Term Loan, 2.28%, Maturing August 28, 2014	2,389,795
	4,216	Term Loan, 2.51%, Maturing August 28, 2014	2,086,977
Getty Images, Inc.
	3,352	Term Loan, 6.25%, Maturing July 2, 2015	3,364,297
Laureate Education, Inc.
	645	Term Loan, 3.57%, Maturing August 17, 2014	603,657
	4,305	Term Loan, 3.57%, Maturing August 17, 2014	4,031,521
	995	Term Loan, 7.00%, Maturing August 31, 2014	994,690
MediaNews Group, Inc.
	1,118	Term Loan, 8.50%, Maturing March 19, 2014	1,053,377
Mediannuaire Holding
EUR	468	Term Loan, 2.90%, Maturing October 10, 2014	497,230
EUR	468	Term Loan, 3.40%, Maturing October 10, 2015	497,092
Merrill Communications, LLC
	5,366	Term Loan, 8.50%, Maturing December 24, 2012	5,010,533
Nelson Education, Ltd.
	1,511	Term Loan, 2.79%, Maturing July 5, 2014	1,405,463
Newspaper Holdings, Inc.
	7,911	Term Loan, 1.88%, Maturing July 24, 2014	4,746,362
Nielsen Finance, LLC
	9,714	Term Loan, 2.25%, Maturing August 9, 2013	9,490,919
	4,707	Term Loan, 4.00%, Maturing May 1, 2016	4,661,215
Penton Media, Inc.
	1,748	Term Loan, 5.00%, Maturing August 1, 2014(2)	1,317,421
Philadelphia Newspapers, LLC
	2,171	Term Loan, 0.00%, Maturing June 29, 2013(7)	613,430
Source Interlink Companies, Inc.
	909	Term Loan, 10.75%, Maturing June 18, 2013	913,636
	515	Term Loan, 15.00%, Maturing June 18, 2013(2)	257,349
Source Media, Inc.
	1,983	Term Loan, 5.30%, Maturing November 8, 2011	1,942,970
Star Tribune Co. (The)
	251	Term Loan, 8.00%, Maturing September 28, 2014(6)	202,245
	167	Term Loan, 8.00%, Maturing September 29, 2014(6)	117,934
Trader Media Corp.
GBP	4,344	Term Loan, 2.68%, Maturing March 23, 2015	6,197,240
Tribune Co.
	1,943	Term Loan, 0.00%, Maturing May 17, 2014(7)	1,307,636
	7,950	Term Loan, 0.00%, Maturing May 17, 2014(7)	5,287,015
Xsys, Inc.
	3,796	Term Loan, 2.59%, Maturing September 27, 2013	3,558,531
	3,877	Term Loan, 2.59%, Maturing September 27, 2014	3,634,774
EUR	1,226	Term Loan, 2.91%, Maturing September 27, 2014	1,546,806
	1,290	Term Loan - Second Lien, 4.59%, Maturing September 27, 2015	1,176,410

			$78,293,625

Radio and Television — 4.0%

Block Communications, Inc.
	1,769	Term Loan, 2.29%, Maturing December 22, 2011	$1,673,889
CMP Susquehanna Corp.
	3,887	Term Loan, 2.31%, Maturing May 5, 2013	3,322,385
Discovery Communications, Inc.
	1,957	Term Loan, 2.29%, Maturing May 14, 2014	1,958,372
Emmis Operating Co.
	3,142	Term Loan, 4.29%, Maturing November 2, 2013	2,898,738
Gray Television, Inc.
	1,480	Term Loan, 3.80%, Maturing January 19, 2015	1,456,047
LBI Media, Inc.
	1,920	Term Loan, 1.77%, Maturing March 31, 2012	1,776,801
Mission Broadcasting, Inc.
	1,238	Term Loan, 5.00%, Maturing September 30, 2016	1,244,441
NEP II, Inc.
	974	Term Loan, 2.35%, Maturing February 16, 2014	946,847
Nexstar Broadcasting, Inc.
	1,937	Term Loan, 5.00%, Maturing September 30, 2016	1,946,434
Raycom TV Broadcasting, LLC
	7,811	Term Loan, 1.81%, Maturing June 25, 2014	7,263,997
SFX Entertainment
	2,909	Term Loan, 3.53%, Maturing June 21, 2013	2,887,054
Spanish Broadcasting System, Inc.
	6,033	Term Loan, 2.05%, Maturing June 10, 2012	5,610,225
Univision Communications, Inc.
	18,150	Term Loan, 2.54%, Maturing September 29, 2014	16,580,025
Weather Channel
	2,707	Term Loan, 5.00%, Maturing September 14, 2015	2,736,253
Young Broadcasting, Inc.
	1,950	Term Loan, 0.00%, Maturing November 3, 2012(7)	1,867,064

			$54,168,572

Rail Industries — 0.4%

Kansas City Southern Railway Co.
	5,082	Term Loan, 2.05%, Maturing April 26, 2013	$5,024,439

			$5,024,439

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Retailers (Except Food and Drug) — 3.0%

American Achievement Corp.
	338	Term Loan, 6.26%, Maturing March 25, 2011	$321,114
Amscan Holdings, Inc.
	1,456	Term Loan, 2.53%, Maturing May 25, 2013	1,401,592
Cumberland Farms, Inc.
	4,087	Term Loan, 2.78%, Maturing September 29, 2013	3,780,902
Harbor Freight Tools USA, Inc.
	2,060	Term Loan, 5.00%, Maturing February 24, 2016	2,067,343
Josten’s Corp.
	2,393	Term Loan, 2.25%, Maturing October 4, 2011	2,379,128
Mapco Express, Inc.
	383	Term Loan, 6.50%, Maturing April 28, 2011	373,245
Neiman Marcus Group, Inc.
	4,951	Term Loan, 2.25%, Maturing April 5, 2013	4,754,515
Orbitz Worldwide, Inc.
	3,684	Term Loan, 3.28%, Maturing July 25, 2014	3,575,176
Oriental Trading Co., Inc.
	1,000	Term Loan - Second Lien, 6.26%, Maturing January 31, 2013	265,000
Pilot Travel Centers, LLC
	2,775	Term Loan, Maturing November 24, 2015(5)	2,799,778
Rent-A-Center, Inc.
	122	Term Loan, 2.01%, Maturing November 15, 2012	120,459
	2,199	Term Loan, 3.26%, Maturing May 31, 2015	2,193,757
Rover Acquisition Corp.
	2,910	Term Loan, 2.53%, Maturing October 26, 2013	2,869,311
Savers, Inc.
	2,775	Term Loan, 5.75%, Maturing March 11, 2016	2,792,344
Vivarte
EUR	2,728	Term Loan, 2.40%, Maturing May 29, 2015	3,243,733
EUR	2,728	Term Loan, 2.90%, Maturing May 29, 2016	3,243,733
EUR	22	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	26,121
EUR	154	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	155,113
EUR	1,582	Term Loan - Second Lien, 3.90%, Maturing November 30, 2016	1,595,446
Yankee Candle Company, Inc. (The)
	3,443	Term Loan, 2.28%, Maturing February 6, 2014	3,386,316

			$41,344,126

Surface Transport — 0.3%

Oshkosh Truck Corp.
	1,516	Term Loan, 6.26%, Maturing December 6, 2013	$1,526,430
Swift Transportation Co., Inc.
	2,275	Term Loan, 6.31%, Maturing May 10, 2014	2,219,727

			$3,746,157

Telecommunications — 4.8%

Alaska Communications Systems Holdings, Inc.
	5,569	Term Loan, 2.04%, Maturing February 1, 2012	$5,467,549
Asurion Corp.
	8,482	Term Loan, 3.25%, Maturing July 13, 2012	8,398,137
	3,000	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	2,976,000
BCM Luxembourg, Ltd.
EUR	2,000	Term Loan - Second Lien, 4.66%, Maturing March 31, 2016	2,273,080
Cellular South, Inc.
	3,337	Term Loan, 1.82%, Maturing May 29, 2014	3,268,067
	1,135	Term Loan, 1.83%, Maturing May 29, 2014	1,111,759
CommScope, Inc.
	2,373	Term Loan, 2.79%, Maturing November 19, 2014	2,366,020
Intelsat Corp.
	7,297	Term Loan, 2.79%, Maturing January 3, 2014	7,167,282
	7,297	Term Loan, 2.79%, Maturing January 3, 2014	7,167,282
	7,299	Term Loan, 2.79%, Maturing January 3, 2014	7,169,483
Intelsat Subsidiary Holding Co.
	2,653	Term Loan, 2.79%, Maturing July 3, 2013	2,606,164
IPC Systems, Inc.
	1,310	Term Loan, 2.53%, Maturing May 31, 2014	1,195,502
GBP	214	Term Loan, 2.90%, Maturing May 31, 2014	296,872
Macquarie UK Broadcast Ventures, Ltd.
GBP	2,508	Term Loan, 2.56%, Maturing December 26, 2014	3,275,211
NTelos, Inc.
	1,990	Term Loan, 5.75%, Maturing August 13, 2015	2,003,681
Palm, Inc.
	2,267	Term Loan, 3.80%, Maturing April 24, 2014	2,244,206
Stratos Global Corp.
	2,568	Term Loan, 5.00%, Maturing February 13, 2012	2,553,386
Telesat Canada, Inc.
	168	Term Loan, 3.28%, Maturing October 31, 2014	165,459
	1,954	Term Loan, 3.28%, Maturing October 31, 2014	1,926,340
TowerCo Finance, LLC
	948	Term Loan, 6.00%, Maturing November 24, 2014	957,891

			$64,589,371

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Utilities — 3.9%

AEI Finance Holding, LLC
	738	Revolving Loan, 3.27%, Maturing March 30, 2012	$701,705
	4,883	Term Loan, 3.29%, Maturing March 30, 2014	4,640,886
BRSP, LLC
	1,465	Term Loan, 7.50%, Maturing June 24, 2014	1,468,802
Calpine Corp.
	12,885	Term Loan, 3.17%, Maturing March 29, 2014	12,447,175
Covanta Energy Corp.
	1,000	Term Loan, 1.79%, Maturing February 9, 2014	986,015
	1,969	Term Loan, 1.81%, Maturing February 9, 2014	1,942,759
Electricinvest Holding Co.
GBP	600	Term Loan, 5.05%, Maturing October 24, 2012	775,736
EUR	4,335	Term Loan - Second Lien, 4.90%, Maturing October 24, 2012	4,954,379
NRG Energy, Inc.
	5,607	Term Loan, 2.00%, Maturing February 1, 2013	5,507,206
	5,706	Term Loan, 2.04%, Maturing February 1, 2013	5,604,587
TXU Texas Competitive Electric Holdings Co., LLC
	992	Term Loan, 3.75%, Maturing October 10, 2014	816,594
	2,453	Term Loan, 3.75%, Maturing October 10, 2014	2,004,607
	10,364	Term Loan, 3.75%, Maturing October 10, 2014	8,524,246
Vulcan Energy Corp.
	2,180	Term Loan, 5.50%, Maturing December 31, 2015	2,206,960

			$52,581,657

Total Senior Floating-Rate Interests
(identified cost $1,683,736,762)			$1,638,091,554

Corporate Bonds & Notes — 1.8%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development — 0.7%

Grohe Holding GmbH, Variable Rate
EUR	7,500	3.519%, 1/15/14(8)	$9,436,650

			$9,436,650

Cable and Satellite Television — 0.4%

Virgin Media Finance PLC, Sr. Notes
	5,000	6.50%, 1/15/18(9)	$5,050,000

			$5,050,000

Chemicals and Plastics — 0.0%

Wellman Holdings, Inc., Sr. Sub. Notes
	697	5.00%, 1/29/19(6)	$326,414

			$326,414

Ecological Services and Equipment — 0.0%

Environmental Systems Product Holdings, Inc., Jr. Notes
	87	18.00%, 3/31/15(2)(6)	$69,814

			$69,814

Electronics / Electrical — 0.2%

NXP BV/NXP Funding, LLC, Variable Rate
	2,300	3.053%, 10/15/13	$2,205,125

			$2,205,125

Leisure Goods / Activities / Movies — 0.3%

MU Finance PLC, Sr. Notes
	4,000	8.375%, 2/1/17(9)	$3,940,000

			$3,940,000

Telecommunications — 0.2%

Qwest Corp., Sr. Notes, Variable Rate
	3,150	3.507%, 6/15/13	$3,213,000

			$3,213,000

Total Corporate Bonds & Notes
(identified cost $24,226,619)			$24,241,003

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)		Security	Value

	$1,364	Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.453%, 6/15/29(9)(10)	$1,346,325
	1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.70%, 8/11/16(9)(10)	510,000

Total Asset-Backed Securities
(identified cost $2,363,505)			$1,856,325

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Common Stocks — 1.5%

Shares	Security	Value

Automotive — 0.2%

48,926	Dayco Products, LLC(11)	$2,097,703
44,747	Hayes Lemmerz International, Inc.(6)(11)	214,338

		$2,312,041

Building and Development — 0.1%

4,587	Lafarge Roofing(6)(11)	$0
156,924	Sanitec Europe Oy B Units(6)(11)	476,375
154,721	Sanitec Europe Oy E Units(6)(11)	0
1,646	United Subcontractors, Inc.(6)(11)	106,852
7,595	WCI Communities, Inc.(11)	645,595

		$1,228,822

Chemicals and Plastics — 0.1%

3,877	Vita Cayman II, Ltd.	$400,057
662	Wellman Holdings, Inc.(6)(11)	197,005

		$597,062

Ecological Services and Equipment — 0.0%

1,242	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$21,760

		$21,760

Food Service — 0.0%

66,567	Buffets, Inc.(11)	$332,835

		$332,835

Home Furnishings — 0.0%

3,830	Oreck Corp.(6)(11)	$278,977

		$278,977

Investment Services — 0.0%

20,048	Safelite Realty Corp.(6)(12)	$0

		$0

Lodging and Casinos — 0.1%

40,751	Tropicana Entertainment, Inc.(11)	$713,143

		$713,143

Publishing — 1.0%

13,247	Ion Media Networks, Inc.(6)(11)	$3,787,052
66,239	MediaNews Group, Inc.(11)	1,059,822
297,269	Reader’s Digest Association, Inc. (The)(11)	8,472,166
2,290	Source Interlink Companies, Inc.(6)(11)	16,557
6,089	Star Tribune Media Holdings Co.(6)(11)	2,253
16,600	SuperMedia, Inc.(11)	745,340

		$14,083,190

Total Common Stocks
(identified cost $14,838,148)		$19,567,830

Preferred Stocks — 0.0%

Shares	Security	Value

Ecological Services and Equipment — 0.0%

569	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$45,520

		$45,520

Total Preferred Stocks
(identified cost $9,958)		$45,520

Warrants — 0.0%

Shares	Security	Value

Commercial Services — 0.0%

400	Oreck Corp. Expires 3/19/20(6)(11)	$29,136

		$29,136

Total Warrants
(identified cost $29,136)		$29,136

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Short-Term Investments — 4.1%

Interest/
Principal
Amount
(000’s omitted)	Description	Value

$47,136	Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	$47,135,784
8,344	State Street Bank and Trust Euro Time Deposit, 0.01%, 5/3/10	8,344,386

Total Short-Term Investments
(identified cost $55,480,170)		$55,480,170

Total Investments — 128.5%
(identified cost $1,780,684,298)		$1,739,311,538

Less Unfunded Loan Commitments — (1.0)%		$(12,661,108)

Net Investments — 127.5%
(identified cost $1,768,023,190)		$1,726,650,430

Other Assets, Less Liabilities — (27.5)%		$(371,861,393)

Net Assets — 100.0%		$1,354,789,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)	Defaulted matured security.

(5)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Currently the issuer is in default with respect to interest payments.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $10,846,325 or 0.8% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2010.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $12,675 and $0, respectively.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $1,720,887,406)	$1,679,514,646
Affiliated investment, at value (identified cost, $47,135,784)	47,135,784
Foreign currency, at value (identified cost, $10,638,646)	10,653,333
Interest receivable	6,507,834
Receivable for investments sold	18,385,211
Prepaid expenses	26,722
Other assets	32,077

Total assets	$1,762,255,607

Liabilities

Notes payable	$350,000,000
Payable for investments purchased	54,857,656
Payable for open forward foreign currency exchange contracts	1,103,769
Payable to affiliates:
Investment adviser fee	665,677
Trustees’ fees	4,208
Accrued expenses	835,260

Total liabilities	$407,466,570

Net Assets applicable to investors’ interest in Portfolio	$1,354,789,037

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,397,044,073
Net unrealized depreciation	(42,255,036)

Total	$1,354,789,037

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest (net of foreign taxes, $17,122)	$41,355,905
Interest allocated from affiliated investments	27,304
Expenses allocated from affiliated investments	(14,629)

Total investment income	$41,368,580

Expenses

Investment adviser fee	$3,915,448
Trustees’ fees and expenses	25,250
Custodian fee	403,808
Legal and accounting services	248,491
Interest expense and fees	4,060,449
Miscellaneous	58,190

Total expenses	$8,711,636

Deduct —
Reduction of custodian fee	$38

Total expense reductions	$38

Net expenses	$8,711,598

Net investment income	$32,656,982

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(37,949,617)
Investment transactions allocated from affiliated investments	36,251
Foreign currency and forward foreign currency exchange contract transactions	16,765,711

Net realized loss	$(21,147,655)

Change in unrealized appreciation (depreciation) —
Investments	$128,957,414
Foreign currency and forward foreign currency exchange contracts	(1,590,957)

Net change in unrealized appreciation (depreciation)	$127,366,457

Net realized and unrealized gain	$106,218,802

Net increase in net assets from operations	$138,875,784

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$32,656,982	$64,865,392
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(21,147,655)	(139,173,614)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	127,366,457	431,917,179

Net increase in net assets from operations	$138,875,784	$357,608,957

Capital transactions —
Contributions	$18,776,833	$39,030,192
Withdrawals	(66,391,717)	(252,416,134)

Net decrease from capital transactions	$(47,614,884)	$(213,385,942)

Net increase in net assets	$91,260,900	$144,223,015

Net Assets

At beginning of period	$1,263,528,137	$1,119,305,122

At end of period	$1,354,789,037	$1,263,528,137

Statement of Cash Flows

Six Months Ended
April 30, 2010
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$138,875,784
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(341,015,406)
Investments sold and principal repayments	401,356,865
Increase in short-term investments, net	(29,778,856)
Net amortization/accretion of premium (discount)	(7,430,392)
Amortization of structuring and renewal fees on notes payable	1,220,878
Increase in interest receivable	(57,391)
Increase in receivable for investments sold	(5,133,330)
Decrease in receivable for open forward foreign currency exchange contracts	447,868
Decrease in prepaid expenses	25,288
Increase in other assets	(11,655)
Decrease in payable for investments purchased	(529,564)
Increase in payable for open forward foreign currency exchange contracts	909,510
Increase in payable to affiliate for investment adviser fee	7,245
Decrease in accrued expenses	(71,627)
Decrease in unfunded loan commitments	(4,495,474)
Net change in unrealized (appreciation) depreciation from investments	(128,957,414)
Net realized loss from investments	37,949,617

Net cash provided by operating activities	$63,311,946

Cash Flows From Financing Activities

Proceeds from notes payable	$50,000,000
Repayment of notes payable	(65,000,000)
Proceeds from capital contributions	18,776,833
Payments for capital withdrawals	(66,391,717)
Payment of structuring fee on notes payable	(100,000)

Net cash used in financing activities	$(62,714,884)

Net increase in cash*	$597,062

Cash at beginning of period(1)	$10,056,271

Cash at end of period(1)	$10,653,333

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$2,984,914

(1) Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $50,239.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,				Year Ended November 30,
	April 30, 2010				Period Ended
	(Unaudited)		2009	2008	October 31, 2007(1)		2006	2005		2004

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.73	%(3)	0.76%	0.66%	0.58	%(3)	0.51%	0.50%		0.50%
Interest and fee expense	0.63	%(3)	1.31%	0.98%	0.70	%(3)	0.01%	0.00	%(4)	0.00	%(4)
Total expenses	1.36	%(3)	2.07%	1.64%	1.28	%(3)	0.52%	0.50%		0.51%
Net investment income	5.08	%(3)	5.97%	7.01%	7.18	%(3)	6.57%	5.00%		3.82%
Portfolio Turnover	21	%(5)	32%	7%	55	%(5)	51%	65%		87%

Total Return	11.31	%(5)	38.19%	(26.81)%	3.89	%(5)	6.88%	5.27%		6.15%

Net assets, end of period (000’s omitted)	$1,354,789		$1,263,528	$1,119,305	$2,334,369		$2,645,798	$3,054,390		$3,340,152

(1)	For the eleven months ended October 31, 2007.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Rounds to less than 0.01%.

(5)	Not annualized.

See notes to financial statements

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities purchased with similar characteristics to determine the valuation for a security. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Portfolio enters into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contract is adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contract has been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates as daily gross assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $3,927,237 of which $11,789 was allocated from Cash Management Portfolio and $3,915,448 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.61% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $341,015,406 and $401,356,865, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Aggregate cost	$1,768,497,542

Gross unrealized appreciation	$30,735,634
Gross unrealized depreciation	(72,582,746)

Net unrealized depreciation	$(41,847,112)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$21,760
Safelite Realty Corp.	9/29/00 – 11/10/00	20,048	0	(1)	0

			$0		$21,760

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$45,520

			$9,958		$45,520

Total Restricted Securities			$9,958		$67,280

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement Date	Deliver	In Exchange For	Depreciation

5/28/10	British Pound Sterling 32,648,572	United States Dollar 49,701,900	$(247,527)
5/28/10	Euro 102,717,341	United States Dollar 135,918,668	(856,242)

			$(1,103,769)

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2010 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Forward foreign currency exchange contracts	$–	$(1,103,769)

	$–	$(1,103,769)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2010 was as follows:

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Forward foreign currency exchange contracts	$15,460,745	$(1,357,378)

	$15,460,745	$(1,357,378)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was approximately $170,132,000.

7   Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $400 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.50% per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2010 totaled $2,352,743 and are included in interest expense in the Statement of Operations. Also included in interest expense is $1,120,879 of amortization of previously paid renewal fees related to the period from November 1, 2009 through February 10, 2010, the date the Agreement was renewed. In connection with the structuring of the Agreement, the Portfolio is obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which $350,000 remains outstanding at April 30, 2010. The entire unpaid balance is payable on termination date if the Agreement is terminated by the Portfolio within the first five years and eliminated if the Agreement is terminated by the lenders at their discretion except for an event of default by the Portfolio. At April 30, 2010, the Portfolio had borrowings outstanding under the Agreement of $350,000,000 at an interest rate of 0.26%. The carrying amount of the borrowings at April 30, 2010 approximated its fair value. For the six months ended April 30, 2010, the average borrowings under the Agreement and the average interest rate were $357,265,193 and 0.28% (annualized), respectively.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Senior Debt Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,624,872,984	$557,462	$1,625,430,446
Corporate Bonds & Notes	—	23,844,775	396,228	24,241,003
Asset-Backed Securities	—	1,856,325	—	1,856,325
Common Stocks	745,340	13,721,321 *	5,101,169	19,567,830
Preferred Stocks	—	—	45,520	45,520
Warrants	—	—	29,136	29,136
Short-Term Investments	—	55,480,170	—	55,480,170

Total Investments	$745,340	$1,719,775,575	$6,129,515	$1,726,650,430

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,103,769)	$—	$(1,103,769)

Total	$—	$(1,103,769)	$—	$(1,103,769)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments in
	in Senior	Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2009	$2,494,862	$309,480	$616,321	$45,520	$0	$3,466,183
Realized gains (losses)	(1,372,485)	—	0	(217,432)	0	(1,589,917)
Change in net unrealized appreciation (depreciation)*	147,291	63,108	194,007	217,432	0	621,838
Net purchases (sales)	(727,242)	30,275	4,290,841	0	29,136	3,623,010
Accrued discount (premium)	15,036	(6,635)	—	—	—	8,401
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of April 30, 2010	$557,462	$396,228	$5,101,169	$45,520	$29,136	$6,129,515

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$(5,875)	$63,108	$194,007	$0	$0	$251,240

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Floating-Rate Advantage Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio of the Fund for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES

Eaton Vance Floating-Rate Advantage Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Floating-Rate Advantage Fund

OFFICERS AND TRUSTEES CONT’D

Senior Debt Portfolio

Officers Scott H. Page President Craig P. Russ Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Floating-Rate Advantage Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3232-6/10	FRASRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page Scott H. Page President

Date:	June 16, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 16, 2010

By:	/s/ Scott H. Page Scott H. Page
President

Date:	June 16, 2010